Schedule of Components of Debt (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Line of Credit Facility [Line Items]
Line of credit, net		$ 5,379		$ 5,291		$ 11,444
Less current portion		5,225		4,622
Less current portion		5,225		4,622
Total long-term debt						11,444
Line of credit, net				4,622
Term Loan [Member]
Line of Credit Facility [Line Items]
Line of credit, net		$ 3,054	[1]	$ 2,881	[1],[2]
Maturity date	[1]	Jun. 21, 2026		Jun. 21, 2026	[2]
Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit, net		$ 2,171	[3]	$ 1,741	[3],[4]	$ 11,444	[5]
Maturity date		Jun. 21, 2025	[3]	Jun. 21, 2025	[3],[4]	Oct. 31, 2024	[5]

[1]	Interest at a fixed rate of 10.00% per annum.
[2]	Interest at a fixed rate of 10.00% per annum.
[3]	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.
[4]	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.
[5]	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 375 basis points with an interest rate floor of 3.75% per annum.